RETIREMENT-RELATED BENEFITS - OCI and AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in AOCI for retirement-related benefits
Current period loss (gain)	$ (72)	$ 41	$ 84
Curtailments and settlements	(3)
Amortization of net loss included in net periodic benefit cost	(51)	(36)	(27)
Current period prior service costs/(credits)	(1)		1
Amortization of prior service (costs)/credits included in net periodic (income)/cost		1
Defined Benefit Pension Plans
Changes in AOCI for retirement-related benefits
Net loss (gain) at beginning of period	314	307
Current period loss (gain)	(75)	43
Curtailments and settlements	(3)
Amortization of net loss included in net periodic benefit cost	(51)	(36)
Separation related transfers from Parent	444
Net loss at end of period	629	314	307
Prior service costs/(credits) at beginning of period	(2)	(3)
Current period prior service costs/(credits)	3
Amortization of prior service (costs)/credits included in net periodic (income)/cost		1
Separation related transfers from Parent	9
Prior service costs/(credits) at end of period	9	(2)	(3)
Total loss recognized in accumulated other comprehensive income/(loss)	638	312
Nonpension Postretirement Plans
Changes in AOCI for retirement-related benefits
Net loss (gain) at beginning of period	(2)	(1)
Current period loss (gain)	3	(2)
Separation related transfers from Parent	5
Net loss at end of period	6	(2)	$ (1)
Current period prior service costs/(credits)	(4)
Prior service costs/(credits) at end of period	(4)
Total loss recognized in accumulated other comprehensive income/(loss)	$ 2	$ (2)